AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2021
	Shares	Value
Common Stocks - 94.2%
Communication Services - 18.9%
Alphabet, Inc., Class A (United States)*	4,458	$12,915,004
Charter Communications, Inc., Class A (United States)*	15,765	10,278,307
Meta Platforms, Inc. (United States)*	18,777	6,315,644

Total Communication Services		29,508,955
Consumer Discretionary - 4.0%
Amazon.com, Inc. (United States)*	1,900	6,335,246
Consumer Staples - 4.2%
Unilever PLC (United Kingdom)	122,983	6,592,660
Financials - 3.1%
Intercontinental Exchange, Inc. (United States)	23,852	3,262,238
Moody's Corp. (United States)	4,130	1,613,096

Total Financials		4,875,334
Health Care - 30.2%
Baxter International, Inc. (United States)	76,881	6,599,465
Becton Dickinson and Co. (United States)	19,239	4,838,224
Catalent, Inc. (United States)*	45,819	5,866,207
The Cooper Cos, Inc. (United States)	11,753	4,923,802
CVS Health Corp. (United States)	86,600	8,933,656
Illumina, Inc. (United States)*	4,435	1,687,251
Sonic Healthcare, Ltd. (Australia)	160,566	5,445,811
Thermo Fisher Scientific, Inc. (United States)	5,127	3,420,939
UnitedHealth Group, Inc. (United States)	10,813	5,429,640

Total Health Care		47,144,995
Industrials - 20.9%
Aena SME SA (Spain)*,1	26,846	4,227,815
BAE Systems PLC (United Kingdom)	865,359	6,453,155
Canadian Pacific Railway, Ltd. (Canada)[2]	95,890	6,898,327
CoStar Group, Inc. (United States)*	39,410	3,114,572
Safran SA (France)	48,527	5,940,837
Vinci, S.A. (France)	56,773	5,996,072

Total Industrials		32,630,778
Information Technology - 11.9%
Fiserv, Inc. (United States)*	50,521	5,243,575
	Shares	Value

Mastercard, Inc., Class A (United States)	13,758	$4,943,524
Microsoft Corp. (United States)	24,806	8,342,754

Total Information Technology		18,529,853
Materials - 1.0%
Franco-Nevada Corp. (Canada)	11,486	1,588,399

Total Common Stocks (Cost $132,623,559)		147,206,220

	Principal Amount
Short-Term Investments - 3.9%
Joint Repurchase Agreements - 0.9%[3]
Morgan, Stanley & Co. LLC, dated 12/31/21, due 01/03/22, 0.050% total to be received $362,578 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.000%, 11/01/22 - 01/01/52, totaling $369,828)	$362,576	362,576
RBC Dominion Securities, Inc., dated 12/31/21, due 01/03/22, 0.050% total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 05/15/22 - 12/01/51, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,362,576

	Shares
Other Investment Companies - 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	1,548,668	1,548,668
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	1,548,667	1,548,667
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	1,595,597	1,595,597

Total Other Investment Companies		4,692,932

Total Short-Term Investments (Cost $6,055,508)		6,055,508
Total Investments - 98.1% (Cost $138,679,067)		153,261,728
Other Assets, less Liabilities - 1.9%		2,892,211
Net Assets - 100.0%		$156,153,939

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of these securities amounted to $4,227,815 or 2.7% of net assets.
[2]	Some of these securities, amounting to $1,338,084 or 0.9% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	200	Short	03/18/22	$(9,762,638)	$(315,594)
FTSE 100 Index	GBP	52	Short	03/18/22	(5,154,968)	(129,337)
S&P 500 E-Mini Index	USD	265	Short	03/18/22	(63,050,125)	(1,732,597)
					Total	$(2,177,528)

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$41,699,184	$5,445,811	—	$47,144,995
Industrials	10,012,899	22,617,879	—	32,630,778
Communication Services	29,508,955	—	—	29,508,955
Information Technology	18,529,853	—	—	18,529,853
Consumer Staples	—	6,592,660	—	6,592,660
Consumer Discretionary	6,335,246	—	—	6,335,246
Financials	4,875,334	—	—	4,875,334
Materials	1,588,399	—	—	1,588,399
Short-Term Investments
Joint Repurchase Agreements	—	1,362,576	—	1,362,576
Other Investment Companies	4,692,932	—	—	4,692,932
Total Investments in Securities	$117,242,802	$36,018,926	—	$153,261,728
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	$(2,177,528)	—	—	$(2,177,528)
Total Financial Derivative Instruments	$(2,177,528)	—	—	$(2,177,528)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2021, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at December 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	3.7
Canada	5.8
France	8.1
Spain	2.9
United Kingdom	8.8
United States	70.7
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,338,084	$1,362,576	—	$1,362,576
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.